INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

8. INTANGIBLE ASSETS

	December 31,	December 31,
	2020	2019

Balance, beginning of the year	$975	$—
Additions	—	1,518
Amortization	(483)	(543)
Balance end of the year	$492	$975

Intangible assets represent computer software licenses, which are being amortized over their underlying contractual period of three years.  The expense has been included in depreciation, depletion and amortization expense in profit or loss.